EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 15:-EARNINGS PER SHARE

	Year Ended December 31,
	2022	2021	2020
Numerator:
Net income	$28,466	$33,751	$27,248

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	31,849,422	32,703,478	31,440,093
Effect of dilutive securities:
Employee stock options and RSUs	650,719	1,142,081	1,475,590

Denominator for diluted earnings per share - adjusted weighted average number of shares	32,500,141	33,845,559	32,915,683